Details of the Statements of Profit or Loss and Other Comprehensive Income (Schedule of Costs and Depreciation) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Details Of Statements Of Profit Or Loss And Other Comprehensive Income Schedule Of Costs And Depreciation Details
Depreciation	€ 4,518	€ 4,411	[1]	€ 4,428	[1]
Professional services	210	104		106
Annual rent	267	233		235
Operating and maintenance services	1,574	1,287		1,348
Insurance	203	194		197
Other	295	264		685
Total operating costs	€ 7,067	€ 6,493		€ 6,999

[1]	Please refer to note 2C for functional and presentation currency.